Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	€ 6	€ 15
Intangible assets	2,203
Total non- current assets	2,209	15
Current assets
Trade and other receivables	2,206	2
Cash and cash equivalents	58,007
Total current assets	60,213	2
Current liabilities
Trade and other payables	1,777	16
Derivative financial instruments - warrants	52,932
Accruals	349
Total current liabilities	55,058	16
Total assets less current liabilities	7,364	1
Net assets	7,364	1
Equity
Share capital	1
Share premium	194,053	3
Share based payments reserve	1,438
Retained earnings	(188,128)	(2)
Total equity	€ 7,364	€ 1